Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Dec. 31, 2025
General and administrative fees	$ 1,679,338		$ 4,644		$ 1,878,773		$ 46,064
Loss from operations	(1,679,338)		(4,644)		(1,878,773)		(46,064)
Other income:
Interest earned on cash and investments held in Trust Account	2,045,145				3,097,832
Net income (loss)	$ 365,807		$ (4,644)		$ 1,219,059		$ (46,064)
Class A Redeemable Ordinary Shares
Other income:
Weighted average shares outstanding basic (in Shares)	23,665,000				18,143,167
Weighted average shares outstanding diluted (in Shares)	23,665,000				18,143,167
Basic net income (loss) per share (in Dollars per share)	$ 0.01				$ 0.05
Diluted net income per share (in Dollars per share)	$ 0.01				$ 0.05
Weighted average shares outstanding (in Shares)	23,665,000				18,143,167
Diluted net income (loss) per share (in Dollars per share)	$ 0.01				$ 0.05
Class B Ordinary Shares
Other income:
Weighted average shares outstanding basic (in Shares)	7,666,667		6,666,667		7,433,334		6,666,667	[1]
Weighted average shares outstanding diluted (in Shares)	7,666,667		6,666,667		7,666,667		6,666,667	[1]
Basic net income (loss) per share (in Dollars per share)	$ 0.01	[1]	$ 0	[1]	$ 0.05	[1]	$ (0.01)
Diluted net income per share (in Dollars per share)	$ 0.01	[1]	$ 0	[1]	$ 0.05	[1]	$ (0.01)
Weighted average shares outstanding (in Shares)	7,666,667		6,666,667		7,666,667		6,666,667	[1]
Diluted net income (loss) per share (in Dollars per share)	$ 0.01	[1]	$ 0	[1]	$ 0.05	[1]	$ (0.01)

[1]	Excludes an aggregate of up to 1,000,000 Class B Ordinary Shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option was exercised (Note 5). On February 12, 2026, the Company consummated the Initial Public Offering of 23,000,000 units at $10.00 per Units, including 3,000,000 Units issued pursuant to the exercise by the underwriters of their full over-allotment option; hence, the 1,000,000 shares of Class B Ordinary Shares were no longer subject to forfeiture.